CONTRACTUAL OBLIGATIONS AND RIGHTS - Schedule of Contractual Rights (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	$ 105.9	$ 61.9	$ 2.1
Charter hire income for vessels on time charter	145.6	43.8	64.7
Less than one year
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	67.8	37.8	2.1
Due between one and two years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	26.2	24.1	0.0
Due between two and three years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	11.9	0.0	0.0
Due between three and four years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	0.0	0.0	0.0
Due between four and five years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	0.0	0.0	0.0
Due in more than five years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	0.0	0.0	0.0
Vessel
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	105.9	61.9	2.1
Vessel | Less than one year
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	67.8	37.8	2.1
Vessel | Due between one and two years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	26.2	24.1	0.0
Vessel | Due between two and three years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	11.9	0.0	0.0
Vessel | Due between three and four years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	0.0	0.0	0.0
Vessel | Due between four and five years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	0.0	0.0	0.0
Vessel | Due in more than five years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	$ 0.0	$ 0.0	$ 0.0